Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Taxes [Abstract]
Effective Income Tax Rate, Continuing Operations	32.30%	96.90%	7.90%	164.80%
Change in Fair Value of Obligations in Connection With Acquisitions	$ (6,680)	$ 628	$ (19,936)	$ (6,867)
Goodwill impairment			150,400
Reduction in income tax expense associated with amortization of intangible assets	$ 1,700
Increase in income tax expense associated with amortization of intangible assets	3,400
Income Tax [Line Items]
Valuation allowance recorded against deferred tax assets	17,200		17,200
MakerBot [Member]
Income Tax [Line Items]
Reversal of deferred tax liabilities	$ 17,200		$ 17,200